VANGUARD VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA DD

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT B

Supplement dated October 9, 2020

to the

Prospectus dated May 1, 2020

This Supplement modifies certain information in the prospectus dated May 1, 2020 for the Vanguard Variable Annuity. Please read this Supplement carefully and retain it for future reference. Capitalized terms not otherwise defined in this Supplement have the same meaning given to them in the prospectus. Except as modified in this Supplement, all other terms and information in the prospectus remain unchanged.

Effective December 5, 2020, the following sections of the prospectus are modified.

I.	The “Why Reading This Prospectus is Important” section is hereby replaced by:

This prospectus explains the Vanguard Variable Annuity. Reading the Contract prospectus will help you decide whether the Contract is the right investment for you. The Contract prospectus must be accompanied by a current prospectus for Vanguard Variable Insurance Fund, which discusses in greater depth the objective, risks, and strategies of each Portfolio of Vanguard Variable Insurance Fund. Please read them both carefully before you invest and keep them for future reference. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by writing to Transamerica Life Insurance Company, P.O. Box 369, Cedar Rapids, IA 52406-0369 or by calling (800)462-2391 on business days between 9:00 a.m. and 6:00 p.m. Eastern time Monday through Thursday and between 9:00 a.m. and 5:30 p.m. Eastern time Friday. The Table of Contents for the Statement of Additional Information is included at the end of the Contract prospectus.

We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report. If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do. You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 9:00 – 6:00, or Friday 9:00 – 5:30 Eastern time.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Vanguard Variable Annuity dated May 1, 2020

II.	The following hereby replaces the “Inquiries and Contract and Policyholder Information” section:

INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Vanguard Variable Annuity, call (800)462-2391 or write:

Regular Mail:	Overnight or Certified Mail:

Transamerica Life Insurance Company	Transamerica Life Insurance Company
P.O. Box 369	4333 Edgewood Road NE
Cedar Rapids, IA 52406-0369	Cedar Rapids, IA 52499

If you have questions about your Contract, please telephone Transamerica Life Insurance Company at (800)462-2391. Personal and/or account specific information may be requested to validate a caller’s identity and authorization prior to the providing of any information. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the Contract. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual report.

III.	The following here by replaces the “Automated Quotes” section:

Subaccount Value and Unit Prices

Transamerica’s website has Accumulation Unit Values (to six decimal places) and total returns for all Subaccounts. This service can be accessed from Transmerica.com

IV.	The following hereby replaces the “Accessing Your Contract on the Web” section:

Accessing Your Contract on the Web

You may access information and manage your annuity on Transamerica.com. This convenient service, available 24-hours a day, allows you to check your annuity balances, your Portfolio holdings, and make exchanges between Portfolios at any time. (Note: exchange requests received prior to the close of regular trading on the New York Stock Exchange—usually 4:00 p.m., Eastern time—will be processed as of the close of business on that same day. Requests received after the close of regular trading will be processed the next Business Day).

In order to access your annuity on the web, you must be a registered user of Transamerica.com. You can register at Transamerica.com or contact a Transamerica Life Insurance Company associate at (800)462-2391 for assistance.

V.	The following hereby replaces the 7th bullet in the “A Few Things to Keep in Mind Regarding Annuity Payments” section:

•

If you have selected a variable Annuity Payment Option, you may change the Subaccounts funding the variable Annuity Payments by written request or by calling Transamerica Life Insurance Company at (800)462-2391. However, each Vanguard Variable Annuity portfolio (other than money market portfolios and short-term bond portfolios) generally prohibits an investor’s purchases or exchanges into a portfolio for 30 calendar days after the investor has redeemed or exchange out of that portfolio.

VI.	The following hereby replaces the “Application and Issuance of Contracts” and “Contract Issuance” sections:

The Vanguard Variable Annuity is no longer available for purchase by new Contract Owners.

VII.	The following hereby replaces the “Purchasing by Wire – Money should be wired to:” section:

Additional Premium Payments by Wire

Money should be wired to:

Wells Fargo

ABA 121000248

Deposit Account Number 2014126521732

Transamerica Life Insurance Company

[Your Contract Number]

[Your Name]

Please call (800)462-2391 before wiring.

Please be sure your bank includes your Contract number to assure proper credit to your Contract.

Wires from non-US banks are not accepted.

The Company will accept Federal Funds wire additional premium orders only when the New York Stock Exchange and banks are open for business. An additional premium payment received before the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) will have a trade date of the same day, and additional premium payments received after that time will have a trade date of the first business day following the date of receipt.

VIII.	The following hereby replaces the “Section 1035 Exchanges” section:

Under Section 1035 of the Internal Revenue Code, you may exchange the assets of an existing non-qualified contract or life insurance contract or endowment policy to the Vanguard Variable Annuity without any current tax consequences. The Vanguard Variable Annuity is no longer available for purchase to new Contract Owners. To accommodate owners of the Vanguard Variable Annuity, under certain conditions the Company will allow for the consolidation of two or more Vanguard Variable Annuity policies into the newest Contract. In order to provide Contract Owners with consolidated account reporting, the Company will accept these exchanges on a case-by-case basis. If applicable, you are responsible for only one Annual Contract Maintenance Fee. Under no circumstances will the Company allow the exchange of an existing Vanguard Variable Annuity for an identical new Vanguard Variable Annuity.

Because special rules and procedures apply to 1035 Exchange, particularly if the Contract being exchanged was issued prior to August 14, 1982, you should consult a financial professional before making a 1035 Exchange.

IX.	The following hereby replaces the “Allocation of Premium Payments” section:

You specify on the Application what portion of your Premium Payments you want to be allocated among which Subaccounts. You may allocate your Premium Payments to one or more Subaccounts. All allocations you make should be in whole-number percentages and a minimum of $1,000. Your Initial Net Premium Payment will be immediately allocated among the Subaccounts in the percentages you specified on your Application without waiting for the Free Look Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by contacting a Transamerica Life Insurance Company associate at (800)462-2391. The change will take effect on the date the Company receives your request. You may establish the telephone privilege by completing the appropriate section of the Application, or by sending a letter authorizing the Company to take instructions by telephone. See Telephone and Online Privilege.

X.	The following hereby replaces the 1st bullet under the “Exchanges Among Subaccounts” section:

•

You may request exchanges in writing, by telephone, or online at Transamerica.com. The Company will process requests it receives prior to the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

XI.	The following hereby replaces the “Automatic Asset Rebalancing” section:

During the Accumulation Phase, you can automatically rebalance the amounts invested in the Subaccounts in order to maintain a desired allocation. This rebalancing occurs automatically on a date you select and can take place on a monthly, quarterly, semi-annual or annual basis (provided the $1,000 minimum balance requirement has been met in the Subaccount to which you are moving money). The minimum amount you may exchange is $250. Rebalancing can be started, stopped, or changed at any time. Automatic Asset Rebalancing cannot be used in conjunction with the Automatic Exchange Service. Any additional exchange requests will not cause Automatic Asset Rebalancing to cease (Please note, an Automatic Asset Rebalance will not begin on the 29th, 30th, or 31st of the month. If an Automatic Asset Rebalance would have started on one of these dates, it will start on the 1st business day of the following month). To take advantage of the Automatic Asset Rebalancing service, complete a Vanguard Variable Annuity Automatic Asset Rebalancing service form or contact a Transamerica Life Insurance Company associate at (800)462-2391 for assistance.

XII.	The following hereby replaces the 2nd paragraph of the “Automatic Exchange Service” section:

To take advantage of the Automatic Exchange Service, complete a Vanguard Variable Annuity Automatic Exchange Service Form or contact a Transamerica Life Insurance Company associate at (800)462-2391 for assistance.

XIII.	The following hereby replaces the “Telephone and Online Privilege” section:

You may establish the telephone and online privilege on your Contract by completing the appropriate section of the Application. You may request an exchange of assets among the subaccounts through Transamerica.com if you are a registered user. The Company and the Fund shall not be responsible for the authenticity of instructions received by telephone or online. We will take reasonable steps to confirm that instructions communicated are genuine. Personal and/or account specific information may be requested to validate identity and authorization prior to the providing of any information. This information will be verified against the Contract Owner’s records and all transactions performed will be verified with the Contract Owner through a written confirmation statement. We reserve the right to refuse a telephone request if the caller is unable to provide the requested information or if we reasonably believe that the caller is not an individual authorized to act on the Contract. We will record all calls. The Company and the Fund shall not be liable for any loss, cost, or expense for action on telephone or online instructions believed to be genuine in accordance with these procedures. We will make every effort to maintain the privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of a transaction, or reject any transaction, as deemed necessary, at any time.

XIV.	The following hereby replaces the “Full and Partial Withdrawals” section:

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract without a Company charge, provided the Annuitant or Joint Annuitant is still living. All partial withdrawals must be for at least $250.

On the date the Company receives your request for a full withdrawal, the amount payable is the Accumulated Value.

On the date the Company receives your request for a partial withdrawal, the Accumulated Value will be reduced by the amount of the partial withdrawal.

Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Premium Payments made (taking prior withdrawals into account).

You can make a withdrawal request in writing or by telephone. See Telephone and Online Privilege. You may send a written request authorized by all required Contract Owners to Transamerica Life Insurance Company, P. O. Box 369, Cedar Rapids, IA 52406-0369. Withdrawals are not currently permitted to be requested online.

XV.	The following hereby replaces the first sentence of the 2nd paragraph of the “2) Annual Step-Up Death Benefit Rider” section:

If you elect the Return of Premium Death Benefit Rider you may cancel this rider by contacting a Transamerica Life Insurance Company associate at (800)462-2391.

XVI.	The following hereby replaces the 1st bullet under the “Termination” section:

•

The beginning of the next rider quarter (i.e., each three-month period following the rider date) following the date Transamerica Life Insurance Company receives written notice from you requesting termination of the GLWB rider;

XVIX.	The following hereby replaces the “Free Look Period” section:

Currently, free look period does not apply due to not offering new contracts. The Contract provides for a Free Look Period of at least 10 days after the Contract Owner receives the Contract (20 or more days in some instances as specified in your Contract) plus 5 days for mailing. The Contract Owner may cancel the Contract during the Free Look Period by returning it to Transamerica Life Insurance Company, P. O. Box 369, Cedar Rapids, IA 52406-0369. Upon cancellation, the Contract is treated as void from the Contract Date. Withdrawals are currently permitted during the Free Look Period.

XVII.	The following hereby replaces the “Administrative Services” section:

Transamerica Life Insurance Company serves as Administrator of the contracts.

XVIII.	The following hereby replaces the “Distributor of the Contracts” section:

The Vanguard Variable Annuity is no longer available for purchase by new Contract owners.

VANGUARD VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA DD

and

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

TFLIC SEPARATE ACCOUNT B

Supplement dated October 9, 2020

to the

Statement of Additional Information dated May 1, 2020

This Supplement modifies certain information in the Statement of Additional Information (“SAI”) dated May 1, 2020 for the Vanguard Variable Annuity. Please read this Supplement carefully and retain it for future reference. Capitalized terms not otherwise defined in this Supplement have the same meaning given to them in the SAI. Except as modified in this Supplement, all other terms and information in the prospectus remain unchanged.

Effective December 5, 2020, the following sections of the SAI are modified.

I.	The following hereby amends the 1st paragraph of the Statement of Additional Information:

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity (the “Contract”) issued and administered by Transamerica Life Insurance Company (the “Company”). You may obtain a copy of the Prospectus dated May 1, 2020 by calling (800)462-2391, or writing to Transamerica Life Insurance Company, P. O. Box 369, Cedar Rapids, IA 52406-0369. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

II.	The following hereby replaces the “Records and Reports” section:

All records and accounts relating to the Separate Account will be maintained by the Company. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other law or regulation.

III.	The following hereby replaces the “Distribution of The Contract” section:

The Vanguard Variable Annuity is no longer available for purchase by new Contract owners.